Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 – SUBSEQUENT EVENTS

Lease renewal

On January 1, 2018, the Company renewed a lease agreement with Rongfeng Cui to lease a 136.8 square meters office space, located at Room 722, Block B, World Trade Center, Hongkong Zhong Road, Shinan District, Qingdao City, Shandong Province, PRC. The lease starts from January 1, 2018 with a term of three years. The annual lease payment is RMB66,000 (approximately $10,000) and will increase at 6% each year starting from 2019.

On January 1, 2018, the Company renewed a lease agreement with Rongfeng Cui to lease a 133.19 square meters office located in Room 07E, Floor 7, Block B, Shilibao Jia #3, Chaoyang District, Beijing City, PRC. The lease starts from January 1, 2018 with a term of three years. The lease payment is RMB190,000 (approximately $28,000) and will increase at 6% each year starting from 2019.

On January 1, 2018, the Company renewed a lease agreement with Rongfeng Cui to lease a 406.97 square meters office located in Room 1902 - 1903, Financial Square, 215 Zhuhai East Road, Jiaonan District, Qingdao City, PRC. The lease starts from January 1, 2018 with a term of three years. The annual lease payment is RMB190,800 (approximately $28,000) and will increase at 6% each year starting from 2019.

On January 1, 2018, the Company renewed a lease agreement with Runrang Cui to lease a 2,000 square meters factory, located at Big Cuijiazhuang Village, Zhangjialou Town, Huangdao District, Qingdao City, Shandong Province, China. The lease starts from January 1, 2018 with a term of three years. The annual lease payment is RMB160,000 (approximately $24,000) and will increase 6% each year starting from 2019.

On March 16, 2018, the Company entered into a lease agreement to lease a 6,000 square meters warehouse in Qingdao City, PRC. The lease is valid from March 16, 2018 to March 15, 2021. The lease payment is RMB540,000 (approximately $80,000) for the year ended March 15, 2019, RMB570,000 (approximately $84,000) for the year ended March 15, 2020 and RMB600,000 (approximately $89,000) for the year ended March 15, 2021.

Investments in subsidiaries

On January 3, 2018, the Company established a wholly-owned subsidiary, Qingdao Lile Pet Foodstuffs Co., Ltd. (“Lile”) in Qingdao City, PRC.

On January 13, 2018, Shandong Tide Food Co., Ltd was established in Zhucheng City, PRC. The Company owns 37% equity interest in this newly established company. As of filing date, the register capital has not been paid.

On February 2, 2018, the Company acquired 10% equity interest of Liujiayi Pet Technology (Beijing) Co., Ltd. for a cash consideration of $79,436 (RMB500,000).

Subsequent borrowing and repayment

On January 15, 2018, the Company borrowed a one-year loan of $464,579 (RMB3,000,000) with annual interest rate of 3% from an individual.

On March 16, 2018, the Company repaid the loan of $307,390 (RMB2,000,000) to Postal Savings Bank - Qingdao Weihai Rd. Sub Branch. On March 21, 2018, the Company borrowed another one-year loan of $307,390 (RMB2,000,000) from the same bank with an interest rate of 6.96%. The loan was guaranteed by Rongfeng Cui and Yanjuan Wang.